2. Investment Securities (Details 3)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Fair Value Less than 12 months	$ 12,134,114	$ 48,697,774
Unrealized Loss Less than 12 months	73,066	243,947
Fair Value 12 months or more	43,204,158	8,722,287
Unrealized Loss 12 months or more	$ 933,471	$ 143,283
Number of securities	139	131
Fair Value	$ 55,338,272	$ 57,420,061
Unrealized Loss	1,006,537	387,230
U.S. GSE debt securities
Fair Value Less than 12 months	1,465,947	13,223,739
Unrealized Loss Less than 12 months	6,752	84,490
Fair Value 12 months or more	11,284,761	3,935,003
Unrealized Loss 12 months or more	$ 252,639	$ 64,997
Number of securities	11	15
Fair Value	$ 12,750,708	$ 17,158,742
Unrealized Loss	259,391	149,487
Agency MBS
Fair Value Less than 12 months	2,317,838	9,251,323
Unrealized Loss Less than 12 months	22,029	105,063
Fair Value 12 months or more	12,223,386	4,542,446
Unrealized Loss 12 months or more	$ 427,039	$ 75,124
Number of securities	24	21
Fair Value	$ 14,541,224	$ 13,793,769
Unrealized Loss	449,068	180,187
ABS and OAS
Fair Value Less than 12 months	976,226
Unrealized Loss Less than 12 months	6,242
Fair Value 12 months or more	0
Unrealized Loss 12 months or more	$ 0
Number of securities	1
Fair Value	$ 976,226
Unrealized Loss	6,242
Other investments
Fair Value Less than 12 months	1,956,914	3,692,571
Unrealized Loss Less than 12 months	20,086	25,429
Fair Value 12 months or more	4,113,688	244,838
Unrealized Loss 12 months or more	$ 100,312	$ 3,162
Number of securities	25	16
Fair Value	$ 6,070,602	$ 3,937,409
Unrealized Loss	120,398	28,591
US States and Political Subdivisions Debt Securities [Member]
Fair Value Less than 12 months	5,417,189	22,530,141
Unrealized Loss Less than 12 months	17,957	28,965
Fair Value 12 months or more	15,582,323	0
Unrealized Loss 12 months or more	$ 153,481	$ 0
Number of securities	78	79
Fair Value	$ 20,999,512	$ 22,530,141
Unrealized Loss	$ 171,438	$ 28,965